Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Mar. 06, 2024	Feb. 14, 2024	Mar. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Prepayment of debt				$ 2,676,420	$ 729,849	$ 592,463
Sustainability Facility
Subsequent Events
Facility availability				$ 542,500
Common shares
Subsequent Events
Declaration of dividend (per share)		$ 0.25
Series A Preference Shares
Subsequent Events
Declaration of dividend (per share)	$ 0.546875
Prepayment of debt | Sustainability Facility
Subsequent Events
Prepayment of debt			$ 114,500
Facility availability	$ 611,681		$ 611,681